TAXATION - Components of Deferred tax (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Deferred tax assets, non-current
Accrued expenses	$ 27,960	¥ 181,914	¥ 126,852
Customer advances and deposits	6,358	41,367	32,199
Allowance for doubtful accounts and inventory provision	1,736	11,298	7,839
Depreciation and amortization expense	6,131	39,892	47,107
Net operating losses carrying forward	124,000	806,782	681,588
Total deferred tax assets	166,185	1,081,253	895,585
Valuation allowance	(166,185)	(1,081,253)	¥ (895,585)
Net tax operating losses	561,045	3,650,326
Deferred tax liabilities
Long-lived assets arising from acquisition	$ 4,870	¥ 31,688